Consolidated Statements of Changes in Equity - USD ($) $ in Millions	Total	Limited partners	General partner	Equity attributable to owners of parent [member] Limited partners	Equity attributable to owners of parent [member] General partner	Capital Limited partners	Capital General partner	Retained earnings Limited partners	Retained earnings General partner	Accumulated other comprehensive (loss) income Limited partners	Accumulated other comprehensive (loss) income General partner	Non-controlling interests Redeemable/ exchangeable and special limited partnership units	Non-controlling interests Limited partnership units of Brookfield Office Properties Exchange LP	Non-controlling interests Brookfield Property REIT Class A	Non-controlling interests Interests of others in operating subsidiaries and properties
Beginning balance at Dec. 31, 2015	$ 30,933	$ 7,425	$ 6	$ 126		$ 5,815	$ 4	$ 1,791	$ 2	$ (307)	$ 0	$ 14,218	$ 309		$ 8,975
Net income	2,717	660						660				1,103	30		924
Other comprehensive income (loss)	(246)	(112)								(112)		(187)	(5)		58
Total comprehensive income	2,471	548						660		(112)		916	25		982
Distributions	(1,762)	(293)						(293)				(490)	(13)		(966)
Issuances / repurchases of equity interests in operating subsidiaries	2,519	(168)				(95)		(73)				(122)	(3)		2,812
Exchange of exchangeable units		24		1		23						1	(25)
Ending balance at Dec. 31, 2016	34,161	7,536	6	127		5,743	4	2,085	2	(419)	0	14,523	293		11,803
Net income	2,468	136	0					136	0			233	6		2,093
Other comprehensive income (loss)	880	183								183		312	8		377
Total comprehensive income	3,348	319	0					136	0	183		545	14		2,470
Distributions	(3,515)	(301)						(301)				(516)	(13)		(2,685)
Issuances / repurchases of equity interests in operating subsidiaries	1,130	(165)		13		(136)		(42)				(53)	(2)		1,350
Exchange of exchangeable units		6		0		6						1	(7)
Ending balance at Dec. 31, 2017	35,124	7,395	6	140	$ 0	5,613	4	1,878	2	(236)	0	14,500	285	$ 0	12,938
Net income	3,654	764						764				1,085	17	112	1,676
Other comprehensive income (loss)	(416)	(178)								(178)		(252)	(4)	(26)	44
Total comprehensive income	3,238	586						764		(178)		833	13	86	1,720
Distributions	(3,798)	(410)						(410)				(551)	(9)	(89)	(2,739)
Issuances / repurchases of equity interests in operating subsidiaries	12,176	2,225		86		2,137		2				27		3,387	6,537
Exchange of exchangeable units	(2)	173		19		156						31	(204)	0
Conversion of Class A shares of Brookfield Property REIT Inc.		1,377		296		1,081						305		(1,682)
Change in relative interests of non-controlling interests	(109)	1,007	(2)	1,116	(2)							(2,405)	11	1,389
Ending balance at Dec. 31, 2018	$ 46,740	$ 12,353	$ 4	$ 1,657	$ (2)	$ 8,987	$ 4	$ 2,234	$ 2	$ (525)	$ 0	$ 12,740	$ 96	$ 3,091	$ 18,456